Royalties Paid	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Royalties Paid
30.	ROYALTIES PAID
	Amount owing at beginning of the year	(12.5)	(16.3)	(19.8)
	Royalties	(73.7)	(62.5)	(62.0)
	Amount owing at end of the year	13.9	12.5	16.3
	Translation	—	0.8	(0.5)
	Total royalties paid	(72.3)	(65.5)	(66.0)

1	Refer note 42.